GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees [Abstract]
Schedule of Guarantor Obligations	We provide financial guarantees as required by creditors, insurance programs, and various governmental agencies.
As of December 31, 2024, the following financial guarantees were outstanding:

Financial Commitments (a)	Maximum Potential Payment
Standby letters of credit (b)	$6,996
Surety bonds (c)	45,703
Total financial commitments	$52,699

(a)We have not recorded any liabilities for these financial commitments in the Consolidated Balance Sheets. The guarantees are not subject to measurement, as the guarantees are dependent on our own performance.
(b)Approximately $6.3 million of the standby letters of credit serve as credit support for real estate construction in our Wildlight development project. The remaining letter of credit supports various insurance related agreements. These letters of credit will expire at various dates during 2025 and will be renewed as required.
(c)Surety bonds are issued primarily to secure performance obligations related to various operational activities and to provide collateral for our Wildlight development project in Nassau County, Florida and our Heartwood development project in Richmond Hill, Georgia. These surety bonds expire at various dates during 2025, 2026, and 2027 and are expected to be renewed as required.